CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Balance at beginning of the period	$ 7,968.6
Balance at end of the period	8,289.4	$ 7,968.6
Assets under construction	748.0	626.3
Assets not being depreciated	2,854.4	2,682.0
Additions to right-of-use assets for lease arrangements entered	8.5	1.9
Depreciation for leased right-of-use assets	12.7	12.6
Right of use assets net book value	16.2	21.0
Capitalized interest	$ 10.1	$ 88.2
Annualized weighted average borrowing rate	5.94%	6.26%
Great Bear
Property, plant and equipment
Significant pre-development properties	$ 1,605.9	$ 1,564.4
Lobo-Marte
Property, plant and equipment
Reversal of impairment charge	116.1
Round Mountain
Property, plant and equipment
Reversal of impairment charge		74.1
Cost
Property, plant and equipment
Balance at beginning of the period	21,686.1	20,484.0
Additions	1,272.6	1,248.2
Change in reclamation and remediation obligations	86.0	53.1
Disposals	(88.2)	(98.9)
Transfers and other		(0.3)
Balance at end of the period	22,956.5	21,686.1
Accumulated depreciation, depletion and amortization and reversal of impairment charge
Property, plant and equipment
Balance at beginning of the period	(13,717.5)	(12,520.8)
Depreciation, depletion and amortization	(1,132.2)	(1,362.4)
Reversal of impairment charge	116.1	74.1
Disposals	66.5	91.6
Balance at end of the period	(14,667.1)	(13,717.5)
Land, plant and equipment
Property, plant and equipment
Balance at beginning of the period	3,383.5
Balance at end of the period	3,323.3	3,383.5
Assets under construction	330.5	276.3
Assets not being depreciated	592.2	543.2
Land, plant and equipment | Cost
Property, plant and equipment
Balance at beginning of the period	10,581.5	10,138.6
Additions	606.4	455.7
Disposals	(88.2)	(64.7)
Transfers and other	(0.3)	51.9
Balance at end of the period	11,099.4	10,581.5
Land, plant and equipment | Accumulated depreciation, depletion and amortization and reversal of impairment charge
Property, plant and equipment
Balance at beginning of the period	(7,198.0)	(6,652.1)
Depreciation, depletion and amortization	(644.6)	(658.5)
Reversal of impairment charge		57.4
Disposals	66.5	55.2
Balance at end of the period	(7,776.1)	(7,198.0)
Development and operating properties
Property, plant and equipment
Balance at beginning of the period	3,014.9
Balance at end of the period	3,354.3	3,014.9
Assets under construction	333.7	305.9
Assets not being depreciated	650.4	568.6
Development and operating properties | Cost
Property, plant and equipment
Balance at beginning of the period	9,534.4	8,853.4
Additions	627.8	714.3
Change in reclamation and remediation obligations	82.8	53.1
Disposals		(34.2)
Transfers and other	0.3	(52.2)
Balance at end of the period	10,245.3	9,534.4
Development and operating properties | Accumulated depreciation, depletion and amortization and reversal of impairment charge
Property, plant and equipment
Balance at beginning of the period	(6,519.5)	(5,868.7)
Depreciation, depletion and amortization	(487.6)	(703.9)
Reversal of impairment charge	116.1	16.7
Disposals		36.4
Balance at end of the period	(6,891.0)	(6,519.5)
Pre-development properties
Property, plant and equipment
Balance at beginning of the period	1,570.2
Balance at end of the period	1,611.8	1,570.2
Assets under construction	83.8	44.1
Assets not being depreciated	1,611.8	1,570.2
Exploration and evaluation expenses, capitalised	41.7	78.2
Exploration and evaluation expenses, expensed	30.9	61.1
Pre-development properties | Cost
Property, plant and equipment
Balance at beginning of the period	1,570.2	1,492.0
Additions	38.4	78.2
Change in reclamation and remediation obligations	3.2
Balance at end of the period	1,611.8	1,570.2
Exploration and evaluation assets
Property, plant and equipment
Balance at beginning of the period	1,579.9
Balance at end of the period	1,621.6	1,579.9
Capitalized interest	0.0	55.6
Exploration and evaluation expenses, capitalised	41.7	92.1
Exploration and evaluation expenses, expensed	173.4	166.4
Total	$ 215.1	$ 258.5